Government Grants (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Government Grants [Abstract]
Schedule of government grants
	2021	2020
	USD	USD

At 1 January	-	-
Received during the year	2,336,517	-
Amount recognized in the statement of profit or loss	(2,546,360)	-
At 31 December	209,843	-

	2021	2020
	USD	USD

Current assets	601,612	-
Non-current liabilities	(310,163)	-
Current liabilities	(81,606)	-
	209,843	-